Acquisitions (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues	$ 4,620,619	$ 2,659,294	$ 12,262,198	$ 15,641,062
Loss from Operations	(2,215,215)	(1,270,193)	(8,692,300)	(18,334,070)
Pro Forma [Member]
Revenues	4,976,416	4,289,544	16,445,410	18,668,162
Loss from Operations	(1,513,379)	(4,961,452)	(8,617,592)	(2,388,277)
Net loss attributable to the Company	(1,944,824)	(4,368,889)	(8,924,681)	(19,413,822)
Basic income per share	$ (0.19)	$ (0.43)	$ (1.11)	$ 3.80
Diluted income per share	$ (0.19)	$ (0.43)	$ (1.11)	$ 3.80
Net loss attributable to common shareholders	$ (1,924,388)	$ (4,378,316)	$ (8,939,266)	$ (20,456,519)
Basic income per share	$ (0.19)	$ (0.43)	$ (0.88)	$ (4.00)
Diluted income per share	$ (0.19)	$ (0.43)	$ (0.88)	$ (4.00)